FAIR VALUE MEASUREMENTS (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, debt instrument, unamortized amount	$ 16		$ 16
Fair value of financial instruments, capital Lease obligations	189		204
Fair value of financial instruments, commercial paper	300		400
San Diego Gas and Electric Company and Subsidiary [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, debt instrument, unamortized amount	12		11
Fair value of financial instruments, capital Lease obligations	185		193
Southern California Gas Company [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, debt instrument, unamortized amount	4		3
Fair value of financial instruments, capital Lease obligations	4		11
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Investments in affordable housing partnerships	12	[1]	21	[1]
Fair value of financial instruments, Total long-term debt	11,873	[2]	9,826	[2]
Fair value of financial instruments, Preferred stock of subsidiaries	99		99
Carrying Amount | San Diego Gas and Electric Company and Subsidiary [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	4,135	[3]	3,895	[3]
Fair value of financial instruments, Contingently redeemable preferred stock	79		79
Carrying Amount | Southern California Gas Company [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	1,413	[4]	1,313	[4]
Fair value of financial instruments, Preferred stock	22		22
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Investments in affordable housing partnerships	36	[1]	48	[1]
Fair value of financial instruments, Total long-term debt	13,243	[2]	11,047	[2]
Fair value of financial instruments, Preferred stock of subsidiaries	107		106
Fair Value | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	12,287	[2]	10,447	[2]
Fair value of financial instruments, Preferred stock of subsidiaries	107		106
Fair Value | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Investments in affordable housing partnerships	36	[1]	48	[1]
Fair value of financial instruments, Total long-term debt	956	[2]	600	[2]
Fair Value | San Diego Gas and Electric Company and Subsidiary [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	4,588	[3]	4,288	[3]
Fair value of financial instruments, Contingently redeemable preferred stock	85		86
Fair Value | San Diego Gas and Electric Company and Subsidiary [Member] | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	4,243	[3]	3,933	[3]
Fair value of financial instruments, Contingently redeemable preferred stock	85		86
Fair Value | San Diego Gas and Electric Company and Subsidiary [Member] | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	345	[3]	355	[3]
Fair Value | Southern California Gas Company [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	1,599	[4]	1,506	[4]
Fair value of financial instruments, Preferred stock	24		23
Fair Value | Southern California Gas Company [Member] | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	1,599	[4]	1,506	[4]
Fair value of financial instruments, Preferred stock	$ 24		$ 23

[1]	Investments in affordable housing partnerships at Parent and Other.
[2]	Before reductions for unamortized discount (net of premium) of $16 million at both December 31, 2012 and 2011, and excluding capital leases of $189 million at December 31, 2012 and $204 million at December 31, 2011, and commercial paper classified as long-term debt of $300 million at December 31, 2012 and $400 million at December 31, 2011. We discuss our long-term debt in Note 5.
[3]	Before reductions for unamortized discount of $12 million at December 31, 2012 and $11 million at December 31, 2011, and excluding capital leases of $185 million at December 31, 2012 and $193 million at December 31, 2011.
[4]	Before reductions for unamortized discount of $4 million at December 31, 2012 and $3 million at December 31, 2011, and excluding capital leases of $4 million at December 31, 2012 and $11 million at December 31, 2011.